RELATED PARTY TRANSACTIONS (Details)					3 Months Ended		12 Months Ended
	Sep. 29, 2025 USD ($)	Mar. 26, 2025	Dec. 24, 2024 USD ($) agreement	Mar. 31, 2020 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025	Dec. 31, 2025 USD ($) agreement $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 27, 2024 USD ($)	May 24, 2024 USD ($)	Mar. 28, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter (in percent)							0.3125%
Asset management fee (in percent)							1.25%
Preferred shares, subscription price (in dollars per share) | $ / shares							$ 25.00
Amount called on the equity commitment							$ 0	$ 0
Receivables due from parent							1,574,000,000	1,278,000,000
Loans payable to parent							100,000,000	102,000,000
Amounts payable, related party transactions							51,000,000	30,000,000
Amounts receivable, related party transactions							$ 12,000,000	$ 19,000,000
Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Ownership interest sold							66.00%
Ownership interest	33.00%	33.00%			33.00%	33.00%	27.00%	27.00%
Gain on disposition	$ 115,000,000				$ 115,000,000
BIHC
Disclosure of transactions between related parties [line items]
Related party, equity commitment							$ 1,000,000,000
Brookfield Infrastructure Partners LP | Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Gain on disposition	$ 30,000,000				$ 30,000,000
Class Exchangeable Shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio			1
Revolving Credit Facility With Brookfield
Disclosure of transactions between related parties [line items]
Number of borrowing agreements | agreement							2
Borrowing, term (in year)							10 years
Credit facility, maximum borrowing capacity							$ 1,000,000,000
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Number of borrowing agreements | agreement			2
Credit facility, maximum borrowing capacity			$ 150,000,000
Borrowings							0	$ 0
Borrowings maturity, term (in year)			10 years
Borrowings maturity, annual extensions period (in year)			1 year
Senior Unsecured Revolving Credit Facility | BIHC
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity				$ 1,000,000,000
Borrowings maturity, term (in year)				10 years
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Loans payable to parent							$ 0	0
Weighted average interest rates							0.20%
Interest accrued, on demand deposit							$ 2,000,000	3,000,000
Interest expenses on demand deposit payable							$ 0	0
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter (in percent)							0.3125%
Asset management fee (in percent)							1.25%
Services received, related party transactions							$ 71,000,000	67,000,000	$ 63,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions							0	0	0
Revenue from rendering of services, related party transactions							1,600,000	1,000,000	$ 1,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Receivables due from parent							1,435,000,000	1,178,000,000
March Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings							56,000,000				$ 200,000,000	$ 250,000,000
Borrowings, adjustment to interest rate basis											2.10%
March Loan Agreement | Brookfield Infrastructure | Loans Payable To Brookfield Infrastructure Until May 24 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis											4.75%
March Agreement - Extension | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Interest expense, related party transactions							4,000,000.0	10,000,000
May Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Interest expense, related party transactions							3,000,000	$ 1,000,000
Non-cash transaction											$ 24,000,000
Borrowings outstanding							44,000,000
May Loan Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2026
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis											2.10%
May Loan Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis											4.75%
December Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings										$ 17,000,000
May 2024 Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings											$ 100,000,000
Interest expense, related party transactions							$ 7,000,000
May 2024 Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2026
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis											2.10%
May 2024 Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis											4.75%